Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for operating expenses	$ 1,704,763	$ 1,384,800
Provision for reinstatement cost	39,089
Provision for long service payment (Note 15)	26,467	44,423
Total	$ 1,770,319	$ 1,429,223